Financial liabilities - Disclosure of variation in lease liabilities (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial liabilities [abstract]
Lease liabilities at beginning of period	€ 1,856	€ 2,363
Increase	0	0
Decrease	(409)	(241)
Lease liabilities at end of period	€ 1,447	€ 2,122